Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The Group considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, revenue recognition, the allowance for uncollectable accounts receivables, classification of contract liabilities as current or non-current, depreciable lives and recoverability of property and equipment, deferred income taxes, uncertain tax position and valuation allowance for deferred tax assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Accounts receivables, net
(e)	Accounts receivables, net

Accounts receivables, net are stated at the historical carrying amount net of allowance for uncollectible accounts. The accounts receivable mainly include receivables from platform distributor customers, and wholesale customers, and are recognized in the period when the Group has delivered goods to its customers and when the right to consideration is unconditional. The amounts due are stated at their net estimated realizable value. The receivables from platform distributor customers and wholesale customers are settled in accordance with credit terms mutually agreed.

The Group makes estimates of expected credit losses for the allowance for credit losses based on assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of certain accounts receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

Inventories, net
(f)	Inventories, net

Inventories, net consisting of finished products available for sales are valued at the lower of cost or net realizable value with cost determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable transportation cost. Write-down is recorded when the future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of income and comprehensive income.

Inventory write-down is estimated based on significant management estimates and assumptions used to determine the write-down percentages that are applied to different aging groups and assess the condition of the merchandise within each category. In determining the write-down percentages on inventories, the Group takes into considerations of factors, such as the inventories’ aging, historical trends, forecasted demands, expected selling prices and future promotional events. $7,594, $3,358 and $1,391 of inventory write-down were recorded for the years ended June 30, 2024, 2023 and 2022, respectively.

Prepaid expenses and other current assets
(g)	Prepaid expenses and other current assets

Prepaid expenses and other current assets mainly consisted of deposits for online stores and offline shops. The Group makes estimates of expected credit loss for the allowance of other receivables based on assessment of various factors, including probability of default and loss given default rate of different types of other receivables in each business, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible other receivables are written off when a settlement is reached for an amount that is less than the outstanding balance or when the Group has determined that it is probable the balance will not be collected.

Advance to suppliers
(h)	Advance to suppliers

Advance to suppliers represented prepayments to suppliers for costs of products. Management reviews its advance to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Management continues to evaluate the reasonableness of the allowance policy and update it if necessary.

Related parties
(i)	Related parties

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Group discloses all significant related party transactions.

Deferred offering costs
(j)	Deferred offering costs

The Group complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering and that were charged to shareholders’ equity upon the completion of the Public Offering. These costs were $2,210,633 on the Closing and charged to additional paid-in capital in permanent equity as of June 30, 2024.

Property and equipment, net
(k)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Office equipment and computers	5 years
Transportation equipment	8 years
Building	20 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income. Management estimates the residual value of its office equipment and computers, transportation equipment and office equipment to be 5%.

Intangible assets, net
(l)	Intangible assets, net

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite-lived intangible assets are amortized over their estimated useful lives, which are the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Group may rely on a qualitative assessment when performing impairment test for its intangible asset. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Group’s intangible assets mainly represented trademark developed and acquired by the Group. Trademark is classified as finite-lived intangible assets and amortized over its useful life of approximately 7 years.

Lease
(m)	Lease

The Group adopted ASC 842 on July 1, 2021.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
b.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
c.	The lease term is for a major part of the remaining economic life of the underlying asset.
d.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
e.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Group at the end of the lease term.

When none of the criteria are met, the Group classifies a lease as an operating lease.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the average borrowing rate of the Group’s outstanding loans.

Lease term includes rent holidays and options to extend or terminate the lease when the Group is reasonably certain that the Group will exercise that option. The lease assets for operating leases consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Operating lease expense is recognized on a straight-line basis over the lease term by adding interest expense determined using the effective interest method to the amortization of the right-of-use assets. Interest expense is determined using the effective interest method. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group reviews the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Group reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Group has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows.

Impairment of long-lived assets
(n)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Fair value measurement
(o)	Fair value measurement

The Group applies ASC 820 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future cash flow amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consisted of cash and cash equivalents, accounts receivable, advance to suppliers, other receivables included in the prepaid expenses and other current assets, advance from customers, accounts payable, other payables included in accrued expenses and other current liabilities. As of June 30, 2024 and 2023, the carrying amounts of financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies
(p)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines that it is probable that a loss will occur and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Warrants
(q)	Warrants

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480 and meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Earnout shares
(r)	Earnout shares

The consideration for the business combination closed on June 6, 2024 included totally 20,000,000 earn-out shares (the “Earnout Shares”) granted to the shareholders who hold DSY’s shares as of immediately prior to the Closing upon the occurrence of the earn-out event. The earn-out event is defined as the event where the Group first reports that there has been, in aggregate, no less than 200 department stores, grocery stores, pharmacies, supermarkets and other retail stores or vendors, each with a gross floor area of no less than 500 square meters, engaged in selling the Group’s personal care products or other consumer goods. The earn-out event has been completed in June 2024 prior to the Closing. Pursuant to ASC 805, the Group accounted for the Earnout Shares as part of the consideration of the business combination. As of June 30, 2024, the insurance and registration of Earnout Shares was still in process. Earnout Shares was recorded in additional paid-in capital as of June 30, 2024.

Revenue recognition
(s)	Revenue recognition

The Group’s revenues are mainly generated from 1) product sales, 2) licensing fees from commercial stores.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and business tax and Value Added Tax (“VAT”). The recognition of revenues involves certain management judgments, including estimated lives of virtual items purchased by game players and estimated breakage of game points. The amount and timing of the Group’s revenues could be different if management made different judgments or utilized different estimates. To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of our significant performance obligations and our application of ASC 606 to our revenue arrangements are discussed in further detail below.

Product sales

The Group’s product sales primarily derived from (i) sales of the Group’s products to third party platform distributor customers and wholesale customers; (ii) e-commerce sales to retail customers through the Group’s online stores on third party e-commerce platforms; and iii) sales to retail customers through the offline stores operated by the Group.

The Group assesses that the Group is acting as a principal, as the Group obtains control of the specified goods prior to their transfer to the customer, and is responsible for fulfilling the promise to provide the specified goods.

The revenues are recognized at the point in time control of the products is transferred, and in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. For sales through offline channels, revenues are recognized seven days after the start of transportation. For sales through online platforms, revenues are recognized fourteen days after the start of transportation.

Shipping and handling activities are considered fulfillment activities rather than promised services and therefore, they are not considered separate performance obligations.

Revenues are recorded net of return allowances, sales incentives, value-added taxes and related surcharges. For sales through offline channels, the Group’s sales terms do not provide a right of return beyond a standard quality policy. For sales through online channels, the Group offers an unconditional right of return for a period of seven days upon receipt of products. The Group bases its estimates of sales return on historical results. For the years ended June 30, 2024, 2023 and 2022, the amount of sales return was insignificant. The Group may provide sales incentives in the forms of discounts to customers. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

Payment for online and offline retail customers are due at the point of sale. Payment terms for distributor customers are generally set at 60 days after the consideration becomes due and payable.

Licensing fees

The Group enters into licensing agreements with customers and the third-party commercial stores (the “Licensees”), to authorize the Licensees to use the Group’s logo, trademark and the brand name of “Big Tree Cloud”. Therefore, the performance obligation is satisfied over time because the Licensees simultaneously receive and consume the benefits (of utilizing the Group’s logo, trademark and brand name) during the authorized period of two years. Therefore, revenues generated from licensing fees are recognized overtime during the authorized period of two years. The transaction price contains variable considerations, including prompt inventive payment to the Licensees if a Licensee reaches certain milestones. The Group uses the “most likely amount” method based on historical experiences and updates its estimated transaction price at the end of each reporting period to estimate the amount of variable consideration to be included in the transaction.

The Group considers itself the principal as it is responsible for rendering franchising services prior to transfer to the customers and has the pricing latitude; therefore, such revenues are reported on a gross basis.

The following tables disaggregate the Group’s revenue for the years ended June 30, 2024, 2023 and 2022:

	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Product Sales (by products)
– Sanitary pads	5,162,784	3,787,120	455,215
– Body and oral care products	1,047,108	165,070	1,198,589
– Accessories	1,015,961	2,304,147	106,119
– Others	55,067	27,092	180,455
Licensing Fees	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378
	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Product Sales (by channels)
– Online	4,238,613	2,383,944	1,319,276
– Offline	3,042,307	3,899,485	621,102
Licensing Fees	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378

The following table presents revenue classified by timing of revenue recognition for the years ended June 30, 2024, 2023 and 2022:

	For the years ended
	June 30,
	2024	2023	2022
	USD	USD	USD
Point in time	7,280,920	6,283,429	1,940,378
Over time	42,436	9,911	-
Total	7,323,356	6,293,340	1,940,378

Contract liabilities

Contract liabilities represent the obligation to transfer goods or services to a customer for which the entity has received consideration from the customer. Contract liabilities of the Group mainly consist of advance product payments from customers. The Group recognizes contract liabilities of $5,152,925 and $8,151,549 as of June 30, 2024 and 2023, respectively.

The balance as of June 30, 2024 mainly from a third-party customer for product sales. Pursuant to the contract, the customer has made a prepayment of RMB50 million to the Group. However, if the customer fails to achieve sales within 36 months, no refund will be provided for any remaining balance. According to the sales plan agreed with the customer, the management established a reasonable basis for projecting anticipated revenue schedules that are expected to be earned. As of June 30, 2024, the outstanding balance has been classified as current liabilities and non-current liabilities, with amounts of $3,776,879 and $1,376,046, respectively.

Cost of revenues
(t)	Cost of revenues
Cost of revenues consists primarily of (i) purchase of goods, and (ii) rents and other costs related to the business operation.
Selling expenses
(u)	Selling expenses
Selling and marketing expenses mainly consist of (i) advertising costs and market promotion expenses, and (ii) delivery cost charged by delivery agencies.
General and administrative expenses
(v)	General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

Financial (expense) income, net
(w)	Financial (expense) income, net
Financial (expense) income, net mainly consists of (i) interest income and expense, (ii) foreign exchange gain or loss, and (iii) bank charges.
Employee benefits
(x)	Employee benefits

According to the regulations of the PRC, full-time eligible employees of the Group in the PRC are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues these benefits based on certain percentages of the qualified employees’ salaries. The Group has no further commitments beyond its required contribution. Employee social benefits included as cost of revenues and expenses in the consolidated statements of operations and comprehensive income/(loss) amounted to $106,449, $40,765 and $28,245 for the years ended June 30, 2024, 2023 and 2022, respectively.

Income taxes
(y)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive income/(loss) and comprehensive income for the years ended June 30, 2024, 2023 and 2022, respectively. The Group expects that its assessment regarding unrecognized tax positions will change over the next 12 months and it incurred loss for the year ended June 30, 2022 while making profits for the year ended June 30, 2023.

Value added tax (“VAT”)
(z)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products, and 16% prior to April 1, 2019. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Foreign currency transactions and translations
(aa)	Foreign currency transactions and translations

The functional and reporting currency of the Company is the United States Dollar (“USD”). The Company’s operating subsidiaries in China and Hong Kong use their respective currencies Renminbi (“RMB”) and Hong Kong Dollar (“HKD”) as their functional currencies.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity/(deficit). Gains and losses from foreign currency transactions are included in the results of operations.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of June 30,
	2024	2023
Balance sheet items, except for equity accounts	7.2672	7.2513
	For the years ended
	June 30,
	2024	2023	2022
Items in the consolidated statements of operations and comprehensive income/(loss), and statements of cash flows	7.2248	6.9536	6.4554

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Earnings/(loss) per share
(ab)	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted earnings/(loss) per share is calculated by dividing net earnings (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible warrants and earn-out shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting
(ac)	Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Recent accounting pronouncements
(ad)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting ASU 2023-09.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.